Fair Value Measurements (Details) - Schedule of Roll Forward of Major Level 3 Investments - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Financial Instruments, Liabilities [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	¥ 10,701	¥ 9,086	¥ 9,996
New addition
Reclassification of forward exchange contracts	(6,014)	(651)	746
Unrealized fair value change of the derivative liabilities	1,034	2,266	(1,656)
Unrealized fair value change of the available-for-sale debt investments
Disposal of available-for-sale debt investments
Fair value of Level 3 investments	5,721	10,701	9,086
Available-for-Sale Securities [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	68,011	74,866	71,357
New addition			16,000
Reclassification of forward exchange contracts
Unrealized fair value change of the derivative liabilities
Unrealized fair value change of the available-for-sale debt investments	(3,546)	(6,427)	(12,491)
Disposal of available-for-sale debt investments	(6,000)	(428)
Fair value of Level 3 investments	¥ 58,465	¥ 68,011	¥ 74,866